Share capital and additional paid-in capital (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	$ 769,495	$ 769,404
Payment of Other reserve constitution - Share-based compensation plan	60	91
Balance at December 31, 2024	769,555	769,495
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	759,226	759,226
Payment of Other reserve constitution - Share-based compensation plan
Balance at December 31, 2024	759,226	759,226
Additional paid-in capital [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	10,269	10,178
Payment of Other reserve constitution - Share-based compensation plan	60	91
Balance at December 31, 2024	$ 10,329	$ 10,269